Cover	Jun. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-39717
Entity Registrant Name	LIXTE BIOTECHNOLOGY HOLDINGS, INC.
Entity Central Index Key	0001335105
Entity Tax Identification Number	20-2903526
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	433 Plaza Real
Entity Address, Address Line Two	Suite 275
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	(631)
Local Phone Number	830-7092
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LIXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false